Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss for the year	$ 11,860	$ 809	$ 14,772	$ 3,428	$ 5,108	$ 3,488
Net loss attributable to ordinary shareholders, basic	11,851	787	14,696	3,214	4,942	3,215
Net Income (Loss) Available to Common Stockholders, Diluted	$ 11,851	$ 787	$ 14,696	$ 3,214	$ 4,942	$ 3,215
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	647,568	111,726	291,407	111,726	111,726	111,686
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)	647,568	111,726	291,407	111,726	111,726	111,686
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ 18.3	$ 7.04	$ 50.43	$ 28.76	$ 44.23	$ 28.79
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	$ 18.3	$ 7.04	$ 50.43	$ 28.76	$ 44.23	$ 28.79